Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases Agreements (Detail) - Dec. 31, 2018	CNY (¥)	USD ($)
Leases, Operating [Abstract]
2019	¥ 29,504,842	$ 4,291,301
2020	18,334,607	2,666,658
2021 and after	17,596,725	2,559,338
Total	¥ 65,436,174	$ 9,517,297